COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
8.	Commitments and Contingencies

Legal Proceedings — The Company is subject to legal proceedings and claims which have arisen in the ordinary course of business and have not been fully adjudicated. These actions, when ultimately concluded and determined, will not, in the opinion of management, have a material adverse effect upon the condensed consolidated financial position, results of operations, or cash flows of the Company.

At December 31, 2013, the Company had accrued a liability of $161,137 for a referral fee payable to a former owner of Sonix Medical Technologies, Inc. The Company settled the liability for $55,614 and reversed an accrued expense of $105,523, which reduced general and administrative expenses in the condensed consolidated statements of operations during the three months ended March 31, 2014.

Leases — The Company leases certain office space and other facilities under operating leases expiring through 2021.

Future minimum lease payments under non-cancelable operating leases with related parties and for office space as of March 31, 2015 are as follows (certain leases with non-related parties are cancellable):

Years Ending
December 31	Total
2015 (nine months)	$121,788
2016	75,750
2017	58,500
Total	$256,038

Total rental expense, included in direct operating costs and general and administrative expense in the condensed consolidated statements of operations, including amounts for related party leases described in Note 9, amounted to $246,904 and $105,150 for the three months ended March 31, 2015 and 2014, respectively.

Acquisitions — In connection with the acquisition of the Acquired Businesses, contingent consideration is payable in the form of common stock during the third quarter of 2015. If the performance measures are not achieved, the Company may pay less than the recorded amount, depending on the terms of the arrangement. If the price of the Company’s common stock increases, the Company may pay more than the recorded amount.

11.	Commitments and Contingencies

Legal Proceedings — The Company is subject to legal proceedings and claims which have arisen in the ordinary course of business and have not been fully adjudicated. These actions, when ultimately concluded and determined, will not, in the opinion of management, have a material adverse effect upon the consolidated financial position, results of operations, or cash flows of the Company.

At December 31, 2013, the Company had accrued a liability of $161,137 for a referral fee payable to a former owner of Sonix Medical Technologies, Inc. During the year ended December 31, 2014, the Company settled the liability for $55,614 and reversed an accrued expense of $105,523, which reduced general and administrative expenses in the consolidated statements of operations.

Leases — The Company leases certain office space and other facilities under operating leases expiring through 2021.

Future minimum lease payments under non-cancelable operating leases with related parties and for office space as of December 31, 2014 are as follows (certain leases with non-related parties are cancellable):

Years Ending
December 31	Total
2015	$166,735
2016	75,750
2017	58,500
Total	$300,985

Total rental expense, included in direct operating costs and general and administrative expense in the consolidated statements of operations, including amounts for related party leases described in Note 12, amounted to $886,393 and $418,637 for the years ended December 31, 2014 and 2013, respectively.

Acquisitions—In connection with the acquisition of the Acquired Businesses, contingent consideration is payable in the form of common stock during the third quarter of 2015. If the performance measures are not achieved, the Company may pay less than the recorded amount, depending on the terms of the agreement. If the price of the Company’s common stock increases, the Company may pay more than the recorded amount.